Other Long-Term Liabilities - Segmented Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Asset retirement obligations	$ 8,607	$ 7,690	$ 6,908	$ 6,806
North America
Disclosure of operating segments [line items]
Asset retirement obligations	4,783	4,471
North Sea
Disclosure of operating segments [line items]
Asset retirement obligations	1,724	1,441
Offshore Africa
Disclosure of operating segments [line items]
Asset retirement obligations	197	165
Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Asset retirement obligations	1,902	1,612
Midstream and Refining
Disclosure of operating segments [line items]
Asset retirement obligations	$ 1	$ 1